Amounts Recognized in Accumulated Other Comprehensive Income (loss) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits
Amounts recognized in accumulated other comprehensive income (loss), pre-tax, consists of
Net actuarial (gain) loss	$ 403	$ 355
Prior service cost (credit)	1	2
Total	404	357
Other Benefits
Amounts recognized in accumulated other comprehensive income (loss), pre-tax, consists of
Net actuarial (gain) loss	(73)	(87)
Prior service cost (credit)	(12)	(1)
Total	$ (85)	$ (88)